Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The effect of reinsurance and retrocessional activity on premiums written and earned from property and casualty operations is shown below:

(U.S. dollars in thousands)	Premiums Written Year Ended December 31,			Premiums Earned Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Direct	$7,847,236	$5,450,868	$5,050,953	$7,717,173	$5,173,403	$4,966,207
Assumed	2,821,771	2,310,621	2,365,839	3,465,421	2,343,329	2,363,261
Ceded	(2,780,183)	(1,994,280)	(1,512,810)	(3,018,410)	(1,799,294)	(1,315,369)
Net	$7,888,824	$5,767,209	$5,903,982	$8,164,184	$5,717,438	$6,014,099

Analysis of losses, loss expenses and future policy benefit reserves recoverables
The following table presents an analysis of total unpaid losses and loss expenses recoverable for the years ended December 31:

(U.S. dollars in thousands)	2015	2014
P&C Operations	$5,248,905	$3,411,528
Corporate and Other	13,801	17,840
Total unpaid losses and loss expenses recoverable	$5,262,706	$3,429,368

Ceded credit risk by reinsurer
The following is an analysis of the total recoverable and reinsurance balances receivable, net of collateral held, at December 31, 2015, by reinsurers owing 3% or more of such total:

Name of Reinsurer	Reinsurer Financial Strength Rating	% of Total
Munich Reinsurance Co.	AA-/Stable	26.1%
Lloyd's Syndicates	A+/Stable	11.7%
Swiss Reinsurance Co.	AA-/Stable	6.8%
Swiss Re Europe S.A.	AA-/Stable	4.9%
Transatlantic Reinsurance Company	A+/Stable	4.3%
Arch Reinsurance Company	A+/Stable	3.0%

Ratings profile of reinsurers
The following table sets forth the ratings profile of the reinsurers that support the unpaid loss and loss expense recoverable and reinsurance balances receivable, net of collateral, at December 31, 2015:

Reinsurer Financial Strength Rating	% of Total
AAA	3.0%
AA	45.8%
A	47.2%
BBB	0.5%
BB and below	0.7%
Captives	2.7%
Not Rated	0.1%
Total	100.0%